Note 1 - Basis of Presentation and General Information (Details Textual)								12 Months Ended
	Sep. 08, 2021 USD ($)	Jan. 06, 2021 USD ($)	Aug. 10, 2020	Aug. 07, 2020	May 28, 2020 USD ($)	May 06, 2020 USD ($)	Dec. 18, 2019 USD ($) T	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Payments to Acquire Businesses, Gross								$ 29,750,000	$ 62,000,000	$ 14,350,000
Proceeds from Divestiture of Businesses								10,000,000	(0)	(0)
Disposal Group, Including Discontinued Operation, Consideration, Payables Forgiven								1,150,000	(0)	$ (0)
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			25	25
COVID 19 [Member]
Decrease in Revenues from Off-hire Days								$ 519,000	487,000
Maximum [Member]
Percentage of Shipbuilding Cost Per Vessel Available to Be Financed by Related Party	20.00%	10.00%
Three Shipowning Companies [Member]
Proceeds from Divestiture of Businesses		$ 10,000,000
Disposal Group, Including Discontinued Operation, Consideration, Payables Forgiven		$ 1,150,000
Disposal Group, Credit Line Option, Percentage of Shipbuilding Costs		10.00%
Line of Credit Facility, Maximum Borrowing Capacity		$ 23,815,000
Three Shipowning Companies [Member] | A Major Oil Company [Member]
Charter Rate Per Day		36,000
Charter Rate Per Day, Optional Year One		39,000
Charter Rate Per Day, Optional Year Two		$ 41,500
Time Charters, Term, Additional Option (Year)		2 years
Time Charters, Term (Year)		3 years
Three Shipowning Companies [Member] | A Major Oil Company 2 [Member]
Charter Term (Year)		3 years
Charter Rate Per Day		$ 35,750
Charter Rate Per Day, Optional Year One		39,000
Charter Rate Per Day, Optional Year Two		$ 41,500
Time Charters, Term, Additional Option (Year)		2 years
Three Shipowning Companies [Member] | A Company Affiliated With Mr. Evangelos J. Pistiolis [Member]
Charter Rate Per Day		$ 32,450
Charter Rate Per Day, Optional Year One		33,950
Charter Rate Per Day, Optional Year Two		$ 35,450
Related Party Transaction Term (Year)		5 years
Time Charters, Term, Additional Option (Year)		2 years
Three Shipowning Companies [Member] | Marshall Islands Company with Suexmax Tanker Contract [Member]
Noncash or Part Noncash Acquisition, Interest Acquired		100.00%
Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery January 2022 [Member]
Noncash or Part Noncash Acquisition, Interest Acquired		35.00%
Three Shipowning Companies [Member] | Marshall Islands Company with VLCC Tanker Contract for Delivery February 2022 [Member]
Noncash or Part Noncash Acquisition, Interest Acquired		35.00%
PCH Dreaming, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Charter Option To Extend Term (Year)							2 years
South California, Inc. [Member]
Charter Option To Extend Term (Year)							2 years
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member]
Charter Option To Extend Term (Year)							2 years
Size of Vessel (US Ton) | T							50,000
Business Combination, Consideration Transferred, Total							$ 14,350,000
Charter Term (Year)							3 years
Charter Rate Per Day							$ 17,500
Charter Option to Extend, Rate Per Day, Year One							18,750
Charter Option to Extend, Rate Per Day, Year Two							20,000
Advances of Shipyard Installments							7,515,000
Capitalized Contract Cost, Net, Total							134,000
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member] | Payable Upon Purchase of the Vessel Owning Companies [Member]
Business Combination, Contingent Consideration, Liability, Total							7,515,000
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member] | Payable Upon Delivery of the Vessels From the Shipyard [Member]
Business Combination, Contingent Consideration, Liability, Total							$ 6,835,000
Three Marshall Islands Companies [Member]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Charter Option To Extend Term (Year)						2 years
Business Combination, Consideration Transferred, Total						$ 18,000,000
Charter Term (Year)						5 years
Charter Rate Per Day						$ 16,200
Charter Rate Per Day, Optional Year One						17,200
Charter Rate Per Day, Optional Year Two						$ 18,200
Payments to Acquire Businesses, Gross									16,850,000
Three Marshall Islands Companies [Member] | Due to Related Parties [Member]
Business Combination, Contingent Consideration, Liability, Total									$ 1,150,000
Two Marshall Islands Companies [Member]
Business Acquisition, Percentage of Voting Interests Acquired					50.00%
Charter Option To Extend Term (Year)					2 years
Business Combination, Consideration Transferred, Total					$ 22,000,000
Charter Term (Year)					3 years
Charter Rate Per Day					$ 33,950
Charter Rate Per Day, Optional Year One					34,750
Charter Rate Per Day, Optional Year Two					$ 36,750
Acquisition of VLCC Companies [Member]
Business Acquisition, Percentage of Voting Interests Acquired	65.00%
Business Combination, Consideration Transferred, Total	$ 29,750
Business Combination, Step Acquisition, Equity Interest in Acquiree, including Subsequent Acquisition, Percentage, Total	100.00%
City of Athens [Member]
Equity Method Investment, Ownership Percentage								50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage								50.00%
California 20 Inc. [Member]
Equity Method Investment, Ownership Percentage								50.00%
California 19 Inc. [Member]
Equity Method Investment, Ownership Percentage								50.00%